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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):   [_]is a restatement.
                                             [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             AQR Capital Management, LLC
Address:          10 Rockefeller Plaza
                  Suite 624
                  New York, NY 10020

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Clifford S. Asness
Title:            Managing Member
Phone:            212-218-4400

Signature, Place, and Date of Signing:


/s/ Clifford S. Asness      New York, NY                 February 14, 2002
------------------          ------------                 -----------------
[Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      2
                                                                   ---------
Form 13F Information Table Entry Total:                                108
                                                                   ----------
Form 13F Information Table Value Total:                             $138,688
                                                                   -----------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                        13F File No.              Name
--                         -----------               ------

1.                         Not yet assigned          RAIM, LLC
2.                         Not yet assigned          CNH Partners, LLC



                                            AQR Capital Management, LLC
                                            Form 13F Information Table
                                          Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value     Shares/   Sh/ Put/  Investment      Other          Voting Authority
Name of Issuer          Class       CUSIP      (x $1000) PRN Amt   PRN Call  Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole     Shared     None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP               COM         885535104     272     42,600   SH        SOLE                      42,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACKERLY GROUP           COM         004527107   1,638     93,600   SH        SHARED - OTHER  1, 2                93,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO          COM         007903107     344     21,700   SH        SOLE                      21,700
DEVICES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC-NEW           COM         00817Y108     429     13,000   SH        SOLE                      13,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP           COM         020002101     270      8,000   SH        SOLE                       8,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP.            COM         020039103     340      5,500   SH        SOLE                       5,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERADA HESS            COM         023551104     444      7,100   SH        SOLE                       7,100
CORP.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WATER          COM         030411102   5,461    130,800   SH        SHARED - OTHER  1, 2               130,800
WORKS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN       COM         03073E105     394      6,203   SH        SOLE                       6,203
GROUP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP/DEL            COM         001765106     333     15,000   SH        SOLE                      15,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC              CL A        03840J106   2,360    138,000   SH        SHARED - OTHER  1, 2               138,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AREA BANCSHARES         COM         039872106     913     46,900   SH        SHARED - OTHER  1, 2                46,900
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC             COM         044204105     387      8,400   SH        SOLE                       8,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AVANT! CORP             COM         053487104   3,356    163,800   SH        SHARED - OTHER  1, 2               163,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AVIRON                  COM         053762100   6,117    123,000   SH        SHARED - OTHER  1, 2               123,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BANK PLUS CORP          COM         064446107   5,964    237,100   SH        SHARED - OTHER  1, 2               237,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BARD CR INC             COM         067383109   5,876     91,100   SH        SHARED - OTHER  1, 2                91,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS        COM         073902108     252      4,300   SH        SOLE                       4,300
INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BJ SERVICES CO.         COM         055482103     308      9,500   SH        SOLE                       9,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTH        COM         12189T104     405     14,200   SH        SOLE                      14,200
SANTA FE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSAMERICA    COM         140640103     285     17,300   SH        SHARED - OTHER  1, 2                17,300
CORP
------------------------------------------------------------------------------------------------------------------------------------


                                            AQR Capital Management, LLC
                                            Form 13F Information Table
                                          Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value     Shares/   Sh/ Put/  Investment      Other          Voting Authority
Name of Issuer          Class       CUSIP      (x $1000) PRN Amt   PRN Call  Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC     COM         14149Y108     246      3,800   SH        SOLE                       3,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP            COM         151313103     198     10,100   SH        SOLE                      10,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP             COM         152312104     754     13,200   SH        SOLE                      13,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTURY TEL INC.        COM         156700106   1,479     45,100   SH        SHARED - OTHER  1, 2                45,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORES     CIRCT CITY  172737108     433     16,700   SH        SOLE                      16,700
 INC                    GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP         COM         125896100     493     20,500   SH        SOLE                      20,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CNA FINANCIAL CORP      COM         126117100     292     10,000   SH        SOLE                      10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY SAVINGS       COM         204037105   1,134     59,729   SH        SHARED - OTHER  1, 2                59,729
BANKSHARES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPAQ CORP             COM         204493100   6,090    320,300   SH        SHARED - OTHER  1, 2               320,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONESTOGA               COM         207015108   1,530     47,901   SH        SHARED - OTHER  1, 2                47,901
ENTERPRISES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC             COM         208464107     168     37,700   SH        SOLE                      37,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COR THERAPEUTICS        COM         217753102   4,822    201,500   SH        SHARED - OTHER  1, 2               201,500
INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CREDIT      COM         222372104     418     10,200   SH        SOLE                      10,200
IND INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROSSWORLDS SOFTWARE    COM         22769P109     475    479,200   SH        SHARED-OTHER    1, 2               479,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC      COM         247361108     413     14,100   SH        SOLE                      14,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DILLARDS INC            CL A        254067101     246     15,400   SH        SOLE                      15,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP            COM         25429Q102   6,152    170,500   SH        SHARED - OTHER  1, 2               170,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY, R.R.         COM         257867101     205      6,900   SH        SOLE                       6,900
& SONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL    COM         281020107     153     10,100   SH        SOLE                      10,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FARGO ELECTRONICS       COM         30744P102     419     61,300   SH        SHARED - OTHER  1, 2                61,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FMC CORP                COM         302491303     369      6,200   SH        SOLE                       6,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC         COM         344849104     160     10,200   SH        SOLE                      10,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GAYLORD CONTAINER       COM         368145108   5,711    470,000   SH        SHARED-OTHER    1, 2               470,000
CORP
------------------------------------------------------------------------------------------------------------------------------------


                                            AQR Capital Management, LLC
                                            Form 13F Information Table
                                          Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value     Shares/   Sh/ Put/  Investment      Other          Voting Authority
Name of Issuer          Class       CUSIP      (x $1000) PRN Amt   PRN Call  Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP.      CL H        370442832   3,297    213,400   SH        SHARED - OTHER  1, 2               213,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREENPOINT FINANCINAL   COM         395384100     450     12,600   SH        SOLE                      12,600
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC.         COM         42222G108     235     10,800   SH        SOLE                      10,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP        COM         421924101     298     20,100   SH        SOLE                      20,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HENRY SCHEIN INC.       COM         806407102     293      7,900   SH        SOLE                       7,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HUMANA INC              COM         444859102     144     12,200   SH        SOLE                      12,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP            COM         452528102   4,425    159,700   SH        SHARED - OTHER  1, 2               159,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J.C. PENNY              COM         708160106     250      9,300   SH        SOLE                       9,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KEMET CORP.             COM         488360108     275     15,500   SH        SOLE                      15,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KMART CORP              COM         482584109     145     26,600   SH        SOLE                      26,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORPORATION        COM         521865105     492     12,900   SH        SOLE                      12,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP              COM         540424108     537      9,700   SH        SOLE                       9,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MDC HOLDING INC         COM         552676108     262      6,930   SH        SOLE                       6,930
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MIDAMERICAN BANCORP     COM         595915109   1,327     40,100   SH        SHARED - OTHER  1, 2                40,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MITCHEL ENERGY &        CL A        606592202   5,964    111,700   SH        SHARED - OTHER  1, 2                111,700
DEVELOPMENT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONTANA POWER           COM         612085100      98     17,000   SH        SOLE                      17,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES       COM         629568106     457     13,300   SH        SOLE                      13,300
INC.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NBTY INC                COM         628782104     129     11,000   SH        SOLE                      11,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW            COM         62886E108     273      7,400   SH        SOLE                       7,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP     COM         655042109     248      7,300   SH        SOLE                       7,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM    COM         674599105     515     19,400   SH        SOLE                      19,400
CORP.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC        COM         676220106     226     12,200   SH        SOLE                      12,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OLIN CORP               COM PAR $1  680665205     381     23,600   SH        SOLE                      23,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ORION PWR HOLDINGS      COM         686286105   3,297    228,500   SH        SHARED - OTHER  1, 2               228,500
------------------------------------------------------------------------------------------------------------------------------------


                                            AQR Capital Management, LLC
                                            Form 13F Information Table
                                          Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value     Shares/   Sh/ Put/  Investment      Other          Voting Authority
Name of Issuer          Class       CUSIP      (x $1000) PRN Amt   PRN Call  Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole     Shared     None

------------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS     COM         691471106     338     11,200   SH        SOLE                      11,200
IN
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORPORATION      COM         695257105     183     10,300   SH        SOLE                      10,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PAYLESS SHOE SOURCE     COM         704379106     331      5,900   SH        SOLE                       5,900
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PEPSI BOTTLING GROUP    COM         713409100     207      8,800   SH        SOLE                       8,800
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PETROLIEUIM GEO SVCS    SPONSORED   716597109   2,233    677,400   SH        SHARED-OTHER    1, 2               677,400
                        ADR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS       COM         718154107     307      6,700   SH        SOLE                      6,700
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS PETROLEUM      COM         718507106     506      8,400   SH        SOLE                      8,400
CO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRI AUTOMATION          COM         69357H106   2,202    297,800   SH        SHARED - OTHER  1, 2               297,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES       COM         760759100     499     25,000   SH        SOLE                      25,000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE BANCSHARES     COM         761197102   1,546    134,900   SH        SHARED - OTHER  1, 2               134,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RIGHTCHOICE MANAGE      COM         76657T102   5,627     80,400   SH        SHARED - OTHER  1, 2                80,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RJ REYNOLDS TOBACCO     COM         76182K105     382      6,800   SH        SOLE                       6,800
HOLDINGS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SAGE INC                COM         786632109   5,227    141,000   SH        SHARED - OTHER  1, 2               141,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SAKS INC.               COM         79377W108     151     16,200   SH        SOLE                      16,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SECURITY GROUP INC      CL B        81413P204     317     12,500   SH        SOLE                      12,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SEMPRE ENERGY           COM         816851109     435     17,700   SH        SOLE                      17,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SILICON STORAGE         COM         827057100      96     10,000   SH        SOLE                      10,000
TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC    COM         832248108     253     11,500   SH        SOLE                      11,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL COMPANIES       COM         792860108    220       5,000   SH        SOLE                       5,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STATIA TERMINALS        ORD         N82345104   1,159     64,200   SH        SHARED - OTHER  1, 2                64,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STERIS CORP             COM         859152100     183     10,000   SH        SOLE                      10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STORAGE USA             COM         861907103   4,484    106,500   SH        SHARED - OTHER  1, 2                106,500
------------------------------------------------------------------------------------------------------------------------------------

                                            AQR Capital Management, LLC
                                            Form 13F Information Table
                                          Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                        Title of               Value     Shares/   Sh/ Put/  Investment      Other          Voting Authority
Name of Issuer          Class       CUSIP      (x $1000) PRN Amt   PRN Call  Discretion      Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
SUIZA FOODS CORP.       COM         865077101     280      4,100   SH        SOLE                       4,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP          COM         878237106     225      5,200   SH        SOLE                       5,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELECORP PCS            COM         879300101   3,126    458,000   SH         SHARED-OTHER   1, 2               458,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC            COM         880770102     217      7,200   SH        SOLE                       7,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US HLDG INC      COM         892335100     222     10,700   SH        SOLE                      10,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRICON GLOBAL           COM         895953107     531     10,800   SH        SOLE                      10,800
RESTAURANTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC         CL A        902494103     142     12,300   SH        SOLE                      12,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ULTRIMAR DIAMOND        COM         904000106   5,997    121,200   SH        SHARED - OTHER  1, 2               121,200
SHAMROCK
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP      COM         907818108     450      7,900   SH        SOLE                       7,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USG CORP                COM         903293405      67     12,000   SH        SOLE                      12,000
                        NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIDAMED INC             COM         926530106   1,721    281,534   SH        SHARED - OTHER  1, 2               281,534
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP            COM         92839U107     152     10,100   SH        SOLE                      10,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTVACO CORP           COM         961548104   3,203    112,600   SH        SHARED - OTHER  1, 2               112,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP          COM         963320106     550      7,500   SH        SOLE                       7,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMETTE             COM         969133107   1,673     32,100   SH        SHARED - OTHER  1, 2                32,100
INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YORK INTL CORP NEW      COM         986670107     221      5,800   SH        SOLE                       5,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ZALE CORP               COM         988858106     348      8,300   SH        SOLE                       8,300
------------------------------------------------------------------------------------------------------------------------------------


